111 Huntington Avenue, Boston, Massachusetts 02199

617-954-5000

  May 3, 2024

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

 Re: MFS® Variable Insurance Trust (the “Trust”) (File Nos. 33-74668 and 811-8326) on behalf of MFS® Global Equity Series, MFS® Growth Series, MFS® Investors Trust Series, MFS® Mid Cap Growth Series, MFS® New Discovery Series, MFS® Research Series, MFS® Total Return Bond Series, MFS® Total Return Series, MFS® Utilities Series, and MFS® Value Series (the “Funds”)

Ladies and Gentlemen:

 Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and the Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 55 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on April 26, 2024.

 Please call the undersigned at (617) 954-4873 or Danielle Jaffe at (617) 954-5546 with any questions you may have.

  Sincerely,

  DJANIRA LEAL

  Djanira Leal

  Assistant Counsel